Prepayments and Other Assets (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and Other Assets [Abstract]
Schedule of Prepayments and Other Assets

	As at December 31
	2020	2021	2021
	RMB	RMB	US$
Current portion:
Prepayments to suppliers	78,621	162,528	25,504
Contract costs*	13,882	145,628	22,852
Contract assets, net**	—	550,068	86,318
VAT prepayments	470,567	619,391	97,196
Interest receivable	14,204	21,463	3,368
Individual income tax receivable*** (Note 12)	231,377	48,949	7,681
Others	78,435	138,994	21,811

	887,086	1,687,021	264,730

Non-current portion:
Prepayments for electronic equipment	8,978	25,388	3,984
Others	2,846	3,678	577

	11,824	29,066	4,561

*
Represents costs incurred in advance of revenue recognition arising from direct and incremental cost
s
related to enterprise cloud services provided. Such contract costs are recognized as cost of revenue upon the recognition of the related revenues.

**
Represents the Group’s rights to consideration for work completed in relation to its services performed but not billed at the report date.
The increase in contract assets as compared to December 31, 2020 is a result of a business acquisition.
The allowance for credit losses on contract assets was RMB1,591 (US$250) as of December 31, 2021. The amounts charged to expenses for credit losses o
n
contract assets and write-offs charged against the allowance were RMB2,100 (US$330)
and RMB509 (US$80)
, respectively,
for the year ended December 31, 2021.

***	Represents amounts due from certain employees related to their individual income taxes (“IIT”) arising from exercise and vesting of share-based awards.